Commitments and Contingencies (Contingencies) (Details) (USD $)	0 Months Ended	36 Months Ended		1 Months Ended	0 Months Ended			4 Months Ended		0 Months Ended
	Apr. 20, 2009 Louisiana Department of Revenue Tax Litigation [Member]	Dec. 31, 2007 Louisiana Department of Revenue Tax Litigation [Member]	Dec. 31, 2010 Louisiana Department of Revenue Tax Litigation [Member] lawsuit	Nov. 30, 2006 Cudd Pressure Control Litigation [Member] defendant	Dec. 09, 2010 Reed Litigation [Member] plaintiff defendant acre	Jul. 31, 2010 Reed Litigation [Member] defendant	Jul. 31, 2010 Reed Litigation [Member] plaintiff	Dec. 07, 2010 Reed Litigation [Member] defendant acre	Dec. 06, 2010 Reed Litigation [Member] acre	Jul. 31, 2010 Individual Counterparty [Member] Reed Litigation [Member] plaintiff	Jul. 31, 2010 Limited Liability Company [Member] Reed Litigation [Member] plaintiff
Loss Contingencies [Line Items]
Alleged severance tax		$ 1,800,000
Lawsuits filed value	$ 2,275,729
Number of pending claims			2
Number of defendants				6	6	15	15	21
Number of plaintiffs					4					6	1
Original number of acreage in litigation									240
Amended number of acreage in litigation								1,700